Cover	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	PRER14A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Planet Fitness, Inc.’s Preliminary Proxy Statement (the “Preliminary Proxy Statement”), filed with the Securities and Exchange Commission on March 12, 2025, is filed to correct the form of proxy card, which inadvertently identified Frances Rathke instead of Cammie Dunaway as a director nominee and contained typographical errors. No other modifications or updates have been made to the Preliminary Proxy Statement.
Entity Information [Line Items]
Entity Registrant Name	Planet Fitness, Inc.
Entity Central Index Key	0001637207